Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Schedule of debt instrument interest rate

Margin
€529.8 million Breakaway one loan (Norwegian Breakaway)	0.90%
€529.8 million Breakaway two loan (Norwegian Getaway)	1.20%
€590.5 million Breakaway three loan (Norwegian Escape)	1.50%
€729.9 million Breakaway four loan (Norwegian Joy)	1.50%
€710.8 million Seahawk 1 term loan (Norwegian Bliss)	1.00%
€748.7 million Seahawk 2 term loan (Norwegian Encore)	1.00%

Schedule of debt instrument interest rate margin for new loans

Margin
Explorer newbuild loan	2.80%
Splendor newbuild loan	1.75%
Marina newbuild loan	0.55%
Riviera newbuild loan	0.55%